ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued expenses

(in thousands of $)	2019	2018
Voyage expenses	33,984	15,934
Ship operating expenses	27,248	7,879
Administrative expenses	4,540	2,365
Interest expense	9,132	9,914
Taxes	709	727
Other	132	212
	75,745	37,031